Parent Only Financial Information - Condensed Statements of Operations (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	¥ 289,544,688	¥ 174,962,876	¥ 79,366,314
Franchise and royalty expenses	35,595,253	18,800,024	8,591,902
Other income	7,152,455	3,475,871	3,338,788
Total costs and expenses, net	1,592,247,420	1,017,836,048	353,256,965
Operating loss	(581,183,654)	(374,464,099)	(141,172,394)
Interest income	2,703,219	315,550	511,389
Interest expenses	(14,804,002)	(1,901,653)
Foreign currency transaction loss	(6,275,369)	(1,301,963)	(2,399,162)
Changes in fair value of convertible notes	(4,493,605)	(5,577,001)
Changes in fair value of warrant liabilities	45,903,468
Changes in fair value of ESA derivative liabilities	(186,598,308)
Loss before income taxes	(744,748,251)	(382,929,166)	(143,060,167)
Income tax expenses	0	0	0
Net Loss attributable to shareholders of the Company	(742,645,232)	(381,721,019)	(141,999,507)
Reportable Legal Entities | Pangaea Two Acquisition Holdings XXIIB, Ltd
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	88,435,187	1,976,807	6,862,862
Franchise and royalty expenses	3,378,650	3,223,700	3,447,050
Other income	337,865
Total costs and expenses, net	91,475,972	5,200,507	10,309,912
Operating loss	(91,475,972)	(5,200,507)	(10,309,912)
Equity in loss of subsidiaries	(506,340,297)	(370,940,089)	(131,640,926)
Interest income	359,607		804
Foreign currency transaction loss	(125)	(3,422)	(49,473)
Changes in fair value of convertible notes	(4,493,605)	(5,577,001)
Changes in fair value of warrant liabilities	45,903,468
Changes in fair value of ESA derivative liabilities	(186,598,308)
Loss before income taxes	(742,645,232)	(381,721,019)	(141,999,507)
Income tax expenses	0	0	0
Net Loss attributable to shareholders of the Company	¥ (742,645,232)	¥ (381,721,019)	¥ (141,999,507)